ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 5.2%
	INTERNET MEDIA & SERVICES - 1.7%
200	Alphabet, Inc., Class C(a)	$ 501,264

	RETAIL - CONSUMER STAPLES - 2.4%
5,000	Walmart, Inc.	705,100

	SOFTWARE - 1.1%
1,300	salesforce.com, Inc.(a)	317,551

	TOTAL COMMON STOCKS (Cost $1,385,674)	1,523,915

	EXCHANGE-TRADED FUNDS — 91.5%
	EQUITY - 78.2%
4,200	Consumer Discretionary Select Sector SPDR Fund	749,910
21,100	Fidelity MSCI Communication Services Index ETF	1,149,739
14,500	Fidelity MSCI Financials Index ETF	759,220
3,700	Health Care Select Sector SPDR Fund	466,015
9,700	Industrial Select Sector SPDR Fund	993,280
2,100	Invesco QQQ Trust Series 1	744,303
2,100	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	311,115
18,900	Invesco S&P 500 Equal Weight ETF	2,848,797
7,400	Invesco S&P Global Water Index ETF	397,010
11,800	iShares Core MSCI EAFE ETF	883,348
17,100	iShares MSCI Eurozone ETF	843,885
700	iShares Semiconductor ETF	317,954
6,100	iShares US Technology ETF	606,340
7,000	Materials Select Sector SPDR Fund	576,170
16,800	SPDR S&P Regional Banking ETF	1,100,904
3,900	Technology Select Sector SPDR Fund	575,874
1,200	VanEck Vectors Semiconductor ETF	314,688
2,900	Vanguard Communication Services ETF	417,078
3,700	Vanguard Consumer Discretionary ETF	1,161,837
2,200	Vanguard Consumer Staples ETF	401,522
12,300	Vanguard Energy ETF	933,447

ABSOLUTE CAPITAL ASSET ALLOCATOR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 91.5% (Continued)
	EQUITY - 78.2% (Continued)
8,500	Vanguard Financials ETF	$ 768,825
5,700	Vanguard Health Care ETF	1,408,641
8,100	Vanguard Industrials ETF	1,591,245
2,400	Vanguard Information Technology ETF	957,048
2,500	Vanguard Mid-Cap ETF	593,375
3,400	Vanguard Real Estate ETF	346,086
1,100	Vanguard S&P 500 ETF	432,872
2,000	Vanguard Utilities ETF	277,520
		22,928,048
	FIXED INCOME - 13.3%
8,900	iShares 0-5 Year TIPS Bond ETF	946,159
38,100	iShares Fallen Angels USD Bond ETF	1,141,476
7,600	Janus Henderson Short Duration Income ETF	381,672
26,800	VanEck Vectors Fallen Angel High Yield Bond ETF	881,720
10,700	Vanguard Short-Term Inflation-Protected Securities	560,787
		3,911,814

	TOTAL EXCHANGE-TRADED FUNDS (Cost $24,855,734)	26,839,862

	TOTAL INVESTMENTS – 96.7% (Cost $26,241,408)	$ 28,363,777
	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.3%	972,345
	NET ASSETS - 100.0%	$ 29,336,122

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2021

Shares		Fair Value
	COMMON STOCKS — 5.5%
	INTERNET MEDIA & SERVICES - 2.3%
200	Alphabet, Inc., Class C(a)	$ 501,264

	RETAIL - CONSUMER STAPLES - 2.2%
3,500	Walmart, Inc.	493,570

	SOFTWARE - 1.0%
900	salesforce.com, Inc.(a)	219,843

	TOTAL COMMON STOCKS (Cost $1,127,642)	1,214,677

	EXCHANGE-TRADED FUNDS — 90.8%
	EQUITY - 69.2%
17,200	Fidelity MSCI Communication Services Index ETF	937,228
8,700	Fidelity MSCI Financials Index ETF	455,532
3,500	Health Care Select Sector SPDR Fund	440,825
3,500	Industrial Select Sector SPDR Fund	358,400
600	Invesco QQQ Trust Series 1	212,658
2,100	Invesco S&P 500 Equal Weight Consumer Discretionary ETF	311,115
11,700	Invesco S&P 500 Equal Weight ETF	1,763,541
7,200	Invesco S&P Global Water Index ETF	386,280
5,100	iShares Core MSCI EAFE ETF	381,786
14,100	iShares MSCI Eurozone ETF	695,835
600	iShares Semiconductor ETF	272,532
2,500	iShares US Technology ETF	248,500
6,000	Materials Select Sector SPDR Fund	493,860
14,000	SPDR S&P Regional Banking ETF	917,420
1,000	VanEck Vectors Semiconductor ETF	262,240
2,500	Vanguard Consumer Discretionary ETF	785,025
1,300	Vanguard Consumer Staples ETF	237,263
6,300	Vanguard Energy ETF	478,107
5,000	Vanguard Financials ETF	452,250
2,900	Vanguard Health Care ETF	716,677

ABSOLUTE CAPITAL DEFENDER FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 90.8% (Continued)
	EQUITY - 69.2% (Continued)
6,000	Vanguard Industrials ETF	$ 1,178,700
1,800	Vanguard Information Technology ETF	717,786
1,900	Vanguard Mid-Cap ETF	450,965
5,100	Vanguard Real Estate ETF	519,129
800	Vanguard S&P 500 ETF	314,816
4,600	Vanguard Total Stock Market ETF	1,024,972
2,000	Vanguard Utilities ETF	277,520
		15,290,962
	FIXED INCOME - 21.6%
9,200	iShares 0-5 Year TIPS Bond ETF	978,052
31,200	iShares Fallen Angels USD Bond ETF	934,752
4,000	iShares iBoxx $ Investment Grade Corporate Bond	537,440
12,500	Janus Henderson Short Duration Income ETF	627,750
28,700	VanEck Vectors Fallen Angel High Yield Bond ETF	944,230
14,200	Vanguard Short-Term Inflation-Protected Securities	744,222
		4,766,446

	TOTAL EXCHANGE-TRADED FUNDS (Cost $18,449,949)	20,057,408

	TOTAL INVESTMENTS – 96.3% (Cost $19,577,591)	$ 21,272,085
	OTHER ASSETS IN EXCESS OF LIABILITIES – 3.7%	818,590
	NET ASSETS - 100.0%	$ 22,090,675

EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.